Employee Benifits - Summary of weighted-average actual and target asset allocations (Detail)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Pension plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	4.00%	2.00%	2.00%
Pension plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	48.00%	59.00%	60.00%
Defined benefit plan target asset allocation	48.00%
Pension plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	36.00%	43.00%	44.00%
Pension plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	12.00%	16.00%	16.00%
Pension plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	38.00%	31.00%	31.00%
Defined benefit plan target asset allocation	42.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	9.00%	5.00%	4.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	29.00%	26.00%	27.00%
Pension plans [member] | Investment property [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%
Defined benefit plan target asset allocation	2.00%
Pension plans [member] | Investment property [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%
Pension plans [member] | Other securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	9.00%	8.00%	7.00%
Defined benefit plan target asset allocation	8.00%
Pension plans [member] | Other securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation			1.00%
Pension plans [member] | Other securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	9.00%	8.00%	6.00%
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Other benefit plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%	2.00%
Defined benefit plan target asset allocation	2.00%
Other benefit plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	44.00%	46.00%	45.00%
Defined benefit plan target asset allocation	45.00%
Other benefit plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	42.00%	46.00%	45.00%
Other benefit plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	2.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	55.00%	53.00%	53.00%
Defined benefit plan target asset allocation	53.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	34.00%	32.00%	29.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	21.00%	21.00%	24.00%